CONCENTRATION OF CREDIT RISK	12 Months Ended
Dec. 31, 2014
Risks and Uncertainties [Abstract]
Concentration of Credit Risk

Note 12. CONCENTRATION OF CREDIT RISK

At December 31, 2014 accountsreceivable balances included concentrations from seven customers that had balances of an amount greater than 10%. The amounts rangedfrom $27,729 to $177,200. At December 31 2013, accounts receivable balances included a concentration from one customer in the amountof $268,768, which was an amount greater than 10% of the total net accounts receivable balance.

Beginning the first quarterof 2012, the Company began selling electronic cigarettes in the country of Canada exclusively through a Canadian distributor.For the years ended December 31, 2014 and 2013, the Company had sales in excess of 10% to this Canadian distributor of $2,912,525and $3,847,310, respectively. For the year ended December 31, 2014 one other customer accounted for sales in excess of 10% withsales of $1,536,050. No other customer accounted for sales of 10% for the year ended December 31, 2013.